SHARE BASED COMPENSATION (Schedule of Assumptions Used to Estimate Fair Value) (Details)	6 Months Ended
Jun. 30, 2024 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share	$ 1.2
Dividend yield	0.00%
Expected volatility	72.00%
Risk-free interest rate	4.80%
Expected term	4 years